UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2011

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BlackRock Asset Management Canada Limited
Address: Brookfield Place 161 Bay Street
         Suite 2500, PO Box 6, Toronto Canada M5J2S1


13F File Number: 028-06608


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew J. Fitzgerald
Title: Attorney-In-Fact*
Phone: 212-810-5300

Signature, Place and Date of Signing:



______________________________________________________________________
/s/ Matthew J. Fitzgerald     New York, NY 10022   February 10, 2012


*Signed pursuant to Power of Attorney dated February 04,
2010 included as attachment to this Form 13F-NT filed with the Securities and Exchange Commission by BlackRock Asset Management Canada Limited.



Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-12019          BlackRock, Inc.